GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments

September 30, 2022 (Unaudited)

Shares	Dividend Rate	Value

INVESTMENT COMPANIES(a) – 86.2%
397,286,828	Goldman Sachs Financial Square Government Fund – Institutional Shares 2.911%	$397,286,828

TOTAL INVESTMENTS – 86.2% (Cost $397,286,828)		$397,286,828

OTHER ASSETS IN EXCESS OF LIABILITIES – 13.8%		63,580,818

NET ASSETS – 100.0%		$460,867,646

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Amsterdam Exchange Index	123	10/21/22	$15,433,110	$12,477
Coffee “C”	7	12/19/22	582,812	(2,818)
Corn	99	12/14/22	3,326,821	29,279
Cotton No. 2	31	12/07/22	1,661,093	(338,323)
FTSE/MIB Index	41	12/16/22	4,234,391	(109,902)
German Stock Index	59	12/16/22	17,377,060	163,542
HSCEI	55	10/28/22	6,247,872	(218,622)
IBEX 35 Index	325	10/21/22	24,467,885	(1,014,246)
Lean Hogs	49	12/14/22	1,740,706	(243,266)
Live Cattle	93	12/30/22	5,583,873	(115,473)
LME Copper Base Metal	3	11/16/22	558,534	14,166
LME Copper Base Metal	12	10/17/22	2,385,712	(79,312)
LME Lead Base Metal	36	11/14/22	1,708,998	12,702
LME Lead Base Metal	121	10/17/22	5,946,423	(155,060)
LME Nickel Base Metal	31	10/17/22	3,981,072	(72,840)
LME Nickel Base Metal	25	11/14/22	3,539,099	(380,849)
LME Primary Aluminium	68	10/17/22	3,979,147	(299,922)
LME Primary Aluminium	13	11/14/22	729,827	(30,021)
LME Zinc Base Metal	32	10/17/22	2,839,424	(425,024)
Nikkei 225 Index	23	12/08/22	4,195,842	(73,546)
NY Harbor USLD	14	10/31/22	1,972,648	(67,999)
RBOB Gasoline	3	10/31/22	304,273	(5,401)
S&P 500 E-Mini Index	83	12/16/22	15,167,792	(221,567)
SET50 Index	2,986	12/29/22	15,535,694	(466,368)
Soybean	58	11/14/22	4,131,745	(170,345)
SPI 200 Index	69	12/15/22	7,300,227	(165,664)
TurkDEX ISE 30	2,466	10/31/22	4,724,783	3,701
WTI Crude Oil	1	10/20/22	78,866	844

Total				(4,419,857)

Short position contracts:
100 oz Gold	(39)	12/28/22	(6,711,270)	199,050
CAC 40 10 Euro Index	(102)	10/21/22	(5,758,876)	(2,616)
CBOE Volatality Index	(161)	10/19/22	(4,418,223)	(655,853)
Cocoa	(36)	12/14/22	(855,818)	12,698
E-Mini Dow	(31)	12/16/22	(4,869,024)	404,869
EURO STOXX 50 Index	(175)	12/16/22	(6,018,770)	333,251
Feeder Cattle	(48)	11/17/22	(4,286,230)	93,430
FTSE 100 Index	(1)	12/16/22	(78,450)	1,246
FTSE China A50 Index	(593)	10/28/22	(7,646,891)	(12,297)
FTSE Taiwan Index Equity Index	(96)	10/28/22	(4,737,934)	254,733

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
FTSE/JSE Top 40 Index	(184)	12/15/22	$(6,314,415)	$437,496
Hang Seng Index	(112)	10/28/22	(4,410,051)	190,959
Hard Red Winter Wheat	(28)	12/14/22	(1,323,411)	(65,739)
KOSPI 200 Index	(105)	12/08/22	(5,726,950)	544,653
LME Copper Base Metal	(12)	10/17/22	(2,360,776)	54,376
LME Copper Base Metal	(12)	11/16/22	(2,335,913)	45,113
LME Lead Base Metal	(121)	10/17/22	(6,122,452)	331,090
LME Lead Base Metal	(80)	11/14/22	(3,780,854)	(45,146)
LME Nickel Base Metal	(31)	10/17/22	(4,029,691)	121,458
LME Nickel Base Metal	(21)	11/14/22	(2,702,257)	49,327
LME Primary Aluminium	(68)	10/17/22	(4,075,766)	396,541
LME Primary Aluminium	(61)	11/14/22	(3,439,437)	155,731
LME Zinc Base Metal	(32)	10/17/22	(2,595,514)	181,114
Low Sulphur Gasoil	(15)	11/10/22	(1,474,445)	62,570
Mini VSTOXX®Index	(734)	10/19/22	(2,069,860)	(170,938)
MSCI EAFE E-Mini Index	(335)	12/16/22	(30,509,838)	2,694,788
MSCI EAFE E-Mini Index	(62)	12/16/22	(2,840,218)	138,568
NASDAQ 100 E-Mini Index	(15)	12/16/22	(3,657,321)	346,670
Natural Gas	(11)	10/27/22	(860,841)	113,501
OMXS30 Index	(856)	10/21/22	(14,059,523)	(55,897)
S&P 500 E-Mini Index	(57)	12/16/22	(11,335,295)	1,071,020
S&P/TSX 60 Index	(92)	12/15/22	(15,350,146)	484,689
Silver	(21)	12/28/22	(1,955,942)	(40,108)
Sugar No. 11	(157)	02/28/23	(3,125,739)	16,888
TOPIX Index	(73)	12/08/22	(9,446,657)	186,103
Wheat	(35)	12/14/22	(1,513,455)	(102,232)

Total				7,771,106

Total Futures Contracts				$3,351,249

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2022, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Bank of America	USD	4,258,542	AUD	6,300,000	12/21/2022	$222,763
Bank of America	USD	13,133,309	GBP	11,460,000	12/21/2022	321,339
Bank of America	USD	1,017,405	NZD	1,680,000	12/21/2022	76,744
Bank of New York Company	USD	50,742,541	CAD	66,686,000	12/21/2022	2,446,134
Bank of New York Company	USD	12,108,267	EUR	12,030,000	12/21/2022	240,875
Barclays Bank PLC	USD	4,819,048	BRL	25,300,000	10/4/2022	131,285
Barclays Bank PLC	USD	4,419,045	COP	20,174,000,000	12/21/2022	108,547

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Barclays Bank PLC	USD	3,680,486	INR	299,000,000	12/21/2022	$43,759
Barclays Bank PLC	USD	2,300,915	KRW	3,280,000,000	12/21/2022	19,235
Barclays Bank PLC	USD	1,885,614	ZAR	34,300,000	12/21/2022	4,224
Barclays Capital Inc.	USD	4,157,493	GBP	3,610,000	12/21/2022	121,610
BMO Capital Markets Corp.	USD	1,114,459	AUD	1,646,000	12/21/2022	60,031
BNP Paribas Securities	USD	1,435,169	COP	6,512,000,000	12/21/2022	43,776
BNP Paribas Securities	USD	8,155,321	CZK	202,492,000	12/21/2022	137,525
BNP Paribas Securities	USD	6,197,619	PLN	29,715,000	12/21/2022	286,634
BNP Paribas Securities	USD	8,956,732	ZAR	156,079,000	12/21/2022	395,637
Citibank, N.A.	USD	20,246,352	NOK	204,400,000	12/21/2022	1,435,900
Citibank, N.A.	USD	7,230,487	SEK	76,800,000	12/21/2022	272,834
Citigroup Global Markets	USD	1,882,622	IDR	28,620,000,000	12/21/2022	20,405
Citigroup Global Markets	USD	8,653,837	NZD	15,060,000	12/21/2022	221,483
Citigroup Global Markets	USD	1,502,030	PLN	7,500,000	12/21/2022	10,110
Deutsche Bank Securities	EUR	441,000	USD	429,017	12/21/2022	6,022
Deutsche Bank Securities	GBP	319,000	USD	352,241	12/21/2022	4,392
Deutsche Bank Securities	USD	321,327	CAD	424,000	12/21/2022	14,251
Deutsche Bank Securities	USD	868,755	CHF	842,000	12/21/2022	8,058
Deutsche Bank Securities	USD	249,363	EUR	249,000	12/21/2022	3,728
Deutsche Bank Securities	USD	252,046	ZAR	4,416,000	12/21/2022	9,824
JP Morgan & Chase Co.	GBP	766,000	USD	821,955	12/21/2022	34,412
JP Morgan & Chase Co.	USD	84,280	CAD	115,000	12/21/2022	992
JP Morgan & Chase Co.	USD	1,359,987	EUR	1,356,000	12/21/2022	22,316
JP Morgan & Chase Co.	USD	2,497,002	GBP	2,165,000	12/21/2022	76,591
JP Morgan & Chase Co.	USD	13,569,658	IDR	202,500,000,000	12/21/2022	393,590
JP Morgan & Chase Co.	USD	24,410,231	INR	1,966,000,000	12/21/2022	497,840
Morgan Stanley and Co.	EUR	2,945,000	USD	2,856,378	12/21/2022	48,815
Morgan Stanley and Co.	GBP	7,098,000	USD	7,708,749	12/21/2022	226,623
Morgan Stanley and Co.	USD	17,450	CAD	23,000	12/21/2022	792
Morgan Stanley and Co.	USD	2,487,754	CLP	2,260,000,000	12/21/2022	188,631
Morgan Stanley and Co.	USD	22,412,014	NOK	223,800,000	12/21/2022	1,816,227
Morgan Stanley and Co.	USD	1,025,719	NZD	1,720,000	12/21/2022	62,661
Morgan Stanley and Co.	USD	141,737	ZAR	2,575,000	12/21/2022	495
RBC Capital Markets	USD	1,484,883	HUF	640,000,000	12/21/2022	35,789
RBS Securities Inc.	USD	10,309,875	IDR	154,620,000,000	12/21/2022	249,215
RBS Securities Inc.	USD	14,972,980	KRW	20,420,000,000	12/21/2022	768,133
Standard Chartered Bank	USD	4,528,949	EUR	4,500,000	12/21/2022	89,775
Standard Chartered PLC	USD	4,381,621	EUR	4,360,000	12/21/2022	80,555
State Street Bank & Trust Co.	USD	2,167,426	CHF	2,065,000	12/21/2022	56,571
State Street Global Markets	USD	6,968,474	AUD	10,660,000	12/21/2022	139,680
State Street Global Markets	USD	8,182,657	CAD	10,840,000	12/21/2022	331,938
State Street Global Markets	USD	70,392	EUR	70,000	12/21/2022	1,339
State Street Global Markets	USD	10,380,561	GBP	9,160,000	12/21/2022	139,929
State Street Global Markets	USD	20,810,396	JPY	2,960,000,000	12/21/2022	163,606
UBS Financial Services	USD	6,244,965	HUF	2,535,853,000	12/21/2022	503,264
UBS Financial Services	USD	58,430,776	JPY	8,330,949,000	12/21/2022	320,182

TOTAL						$12,917,086

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Bank of America	CAD	2,440,000	USD	1,857,488	12/21/2022	$(90,352)
Bank of America	USD	3,327,520	CLP	3,320,000,000	12/21/2022	(49,952)
Bank of America	EUR	4,520,000	USD	4,561,783	12/21/2022	(102,879)
Bank of America	USD	8,811,694	GBP	8,120,000	12/21/2022	(266,246)
Bank of America	USD	3,224,829	SEK	36,300,000	12/21/2022	(63,749)
Bank of America N.A	AUD	1,720,000	USD	1,163,809	12/21/2022	(61,977)
Bank of New York Company	CAD	230,000	USD	175,011	12/21/2022	(8,437)
Bank of New York Company	EUR	1,552,000	USD	1,562,097	12/21/2022	(31,076)
Barclays Bank PLC	BRL	25,300,000	USD	4,786,318	11/3/2022	(133,125)
Barclays Capital Inc.	GBP	5,322,000	USD	6,129,135	12/21/2022	(179,283)
BMO Capital Markets Corp.	AUD	15,240,000	USD	10,318,562	12/21/2022	(555,820)
BNP Paribas Securities	BRL	7,720,000	USD	1,437,338	11/3/2022	(17,470)
BNP Paribas Securities	INR	142,000,000	USD	1,770,315	12/21/2022	(43,174)
Citibank, N.A.	NZD	9,140,000	USD	5,494,420	12/21/2022	(376,776)
Citigroup Global Markets	BRL	25,300,000	USD	4,899,588	10/4/2022	(211,825)
Citigroup Global Markets	AUD	13,140,000	USD	8,853,220	12/21/2022	(435,737)
Citigroup Global Markets	CAD	27,740,000	USD	20,425,259	12/21/2022	(334,950)
Citigroup Global Markets	NOK	198,500,000	USD	18,773,235	12/21/2022	(505,747)
Deutsche Bank Securities	CAD	2,127,000	USD	1,611,939	12/21/2022	(71,489)
Deutsche Bank Securities	CHF	2,862,000	USD	3,004,835	12/21/2022	(79,281)
Deutsche Bank Securities	USD	71,407	CHF	70,000	12/21/2022	(147)
Deutsche Bank Securities	CZK	11,302,000	USD	457,374	12/21/2022	(9,864)
Deutsche Bank Securities	EUR	113,000	USD	113,165	12/21/2022	(1,692)
Deutsche Bank Securities	USD	400,670	EUR	412,000	12/21/2022	(5,761)
Deutsche Bank Securities	GBP	111,000	USD	127,301	12/21/2022	(3,206)
Deutsche Bank Securities	HUF	784,573,000	USD	1,881,538	12/21/2022	(105,101)
Deutsche Bank Securities	JPY	1,830,000,000	USD	12,809,816	12/21/2022	(45,077)
Deutsche Bank Securities	MXN	8,279,000	USD	406,079	12/21/2022	(1,010)
Deutsche Bank Securities	USD	353,358	MXN	7,228,000	12/21/2022	(289)
Deutsche Bank Securities	PLN	3,046,000	USD	637,300	12/21/2022	(31,381)
Deutsche Bank Securities	SEK	2,179,000	USD	204,251	12/21/2022	(6,845)
Deutsche Bank Securities	USD	47,443	SEK	533,000	12/21/2022	(843)
Deutsche Bank Securities	ZAR	9,269,000	USD	523,847	12/21/2022	(15,433)
HSBC Bank PLC	USD	2,826,329	EUR	2,866,000	12/21/2022	(932)
JP Morgan & Chase Co.	EUR	6,824,000	USD	6,844,063	12/21/2022	(112,302)
JP Morgan & Chase Co.	GBP	24,563,750	USD	28,326,046	12/21/2022	(864,439)
JP Morgan & Chase Co.	USD	581,624	GBP	524,000	12/21/2022	(4,194)

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley and Co.	CLP	1,250,000,000	USD	1,336,255	12/21/2022	$(64,616)
Morgan Stanley and Co.	GBP	169,000	USD	197,541	12/21/2022	(8,604)
Morgan Stanley and Co.	USD	2,001,234	GBP	1,843,000	12/21/2022	(59,190)
Morgan Stanley and Co.	MXN	160,103,000	USD	7,856,379	12/21/2022	(22,957)
Morgan Stanley and Co.	USD	74,219	MXN	1,527,000	12/21/2022	(493)
Morgan Stanley and Co.	SEK	125,545,400	USD	11,786,462	12/21/2022	(412,747)
RBC Capital Markets	USD	2,911,766	GBP	2,719,000	12/21/2022	(128,002)
RBS Securities Inc.	USD	1,506,457	CZK	38,800,000	12/21/2022	(29,853)
RBS Securities Inc.	NOK	91,700,000	USD	8,987,857	12/21/2022	(548,921)
Standard Chartered PLC	CAD	4,560,000	USD	3,464,472	12/21/2022	(161,955)
State Street Bank & Trust Co.	AUD	15,780,000	USD	10,662,877	12/21/2022	(554,212)
State Street Bank & Trust Co.	JPY	1,902,000,000	USD	13,304,951	12/21/2022	(37,993)
State Street Global Markets	CAD	44,000	USD	33,036	12/21/2022	(1,170)
State Street Global Markets	EUR	117,000	USD	117,656	12/21/2022	(2,237)
State Street Global Markets	MXN	28,500,000	USD	1,399,701	12/21/2022	(5,270)
State Street Global Markets	NZD	44,420,000	USD	26,926,338	12/21/2022	(2,054,813)
UBS Financial Services	CHF	1,037,000	USD	1,070,035	12/21/2022	(10,008)
UBS Financial Services	JPY	56,276,000	USD	394,703	12/21/2022	(2,163)

TOTAL						$(8,933,065)

SWAP CONTRACTS — At September 30, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)		Value	Upfront Premium Paid	Unrealized Appreciation

1 Day ESTRON(b)	0.000%	12/21/2023	EUR	174,380	$734,345	$513,659	$220,686
1 Day SOFR(b)	0.000	12/21/2023	USD	372,650	693,763	244,237	449,526
1 Day SOFR(b)	0.000	12/21/2023	CHF	171,320	(431,295)	166,521	(597,816)
1 Day SONIO(b)	0.000	12/21/2023	GBP	175,040	2,186,711	(303,506)	2,490,217
3 Month BA(c)	4.250	12/21/2023	CAD	209,110	273,833	301,367	(27,534)
3 Month BBR(d)	4.000	12/21/2023	AUD	143,320	94,966	(1,153,002)	1,247,968
0.000%(b)	1 Day SOFR	12/21/2024	USD	72,900	(334,924)	(581,071)	246,147
1 Day ESTRON(b)	0.000	12/21/2024	EUR	150,200	697,230	393,417	303,813
1 Day SONIO(b)	0.000	12/21/2024	GBP	126,430	3,700,554	628,417	3,072,137
3 Month JIBAR(d)	8.500	03/15/2028	ZAR	427,950	552,249	(385,331)	937,580

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)		Value	Upfront Premium Paid	Unrealized Appreciation

6 Month PRIBOR(e)	8.750%	03/15/2028	MXN	412,960	$318,116	$(337,462)	$655,578
6 Month PRIBOR(b)	4.500	03/15/2028	CZK	312,980	380,210	(461,209)	841,419
6 Month WIBOR(b)	5.750	03/15/2028	PLN	52,260	506,696	(644,486)	1,151,182
BUBORON(b)	10.750	03/16/2028	HUF	3,626,530	(120,332)	(1,918,207)	1,797,875
0.000%(b)	1 Day SOFR	12/21/2032	USD	51,560	—	2,384,012	(2,384,012)
0.000(b)	1 Day ESTRON	12/21/2032	EUR	23,700	—	1,273,046	(1,273,046)
0.000(b)	1 Day SONIO	12/21/2032	GBP	45,780	—	5,202,314	(5,202,314)
1 Day SOFR(b)	0.000	12/21/2032	CHF	13,780	93,057	52,992	40,065
3 Month BA(c)	3.750	12/21/2032	CAD	16,260	(76,566)	(144,920)	68,354
3 Month STIBOR(b)	3.000	12/21/2032	SEK	155,830	214,041	(27,496)	241,537
0.000(b)	1 Day SOFR	12/21/2052	USD	9,700	(91,487)	20,303	(111,790)
0.000(b)	1 Day ESTRON	12/21/2052	EUR	18,950	(1,486,162)	154,987	(1,641,149)
0.000(b)	1 Day SONIO	12/21/2052	GBP	30,410	(3,902,187)	(1,382,583)	(2,519,604)

TOTAL					$4,002,818	$3,995,999	$6,819

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2022.
(b)	Payments made annually.
(c)	Payments made semi-annually.
(d)	Payments made quarterly.
(e)	Payments made monthly.

Investment Abbreviations:
BA	— Banker Acceptance Rate
BBR	— Banker Bill Reference Rate
ESTRON	— Euro Short-Term Rate
JIBAR	— Johannesburg Interbank Agreed Rate
PRIBOR	— Prague Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
SONIO	— Sterling Overnight Index Average
STIBOR	— Stockholm Interbank Offered Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
USD	— United States Dollar
ZAR	— South African Rand

GOLDMAN SACHS ALTERNATIVE FUNDS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS ALTERNATIVE FUNDS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iii. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

D. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2022:

MANAGED FUTURES STRATEGY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Investment Companies	$397,286,828	$—	$—

Total	$397,286,828	$—	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$12,917,086	$—
Futures Contracts	9,158,643	—	—
Interest Rate Swap Contracts	—	13,764,084	—

Total	$9,158,643	$26,681,170

Derivative Type

Liabilities(a)
Forward Foreign Currency Exhange Contracts	$—	$(8,933,066)	$—
Futures Contracts	(5,807,394)	—	—
Interest Rate Swap Contracts	—	(13,757,265)	—

Total	$(5,807,394)	$(22,690,331)

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS ALTERNATIVE FUNDS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — The Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in the general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of the Fund’s investments. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

GOLDMAN SACHS ALTERNATIVE FUNDS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Tax Risk — Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Managed Futures Strategy Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. The IRS recently issued final regulations that would generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion, or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Fund has limited its investments in commodity index-linked structured notes. The Managed Futures Strategy Fund has obtained an opinion of counsel that the Fund’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the income from investments in the Subsidiary was not “qualifying income”, in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deductions for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.